Alger Focus Equity Fund Expense Example - Class I Shares [Member] - Alger Focus Equity Fund - Class I	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	$ 1,166